Shareholder Report, Holdings (Details)	Jun. 30, 2024
Invesco Small Cap Growth Fund Class R6 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R6 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R6 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class R6 | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class R6 | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class R6 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class R6 | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class R6 | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class R6 | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class R6 | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class R6 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Class R5 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R5 | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R5 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class R5 | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class R5 | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class R5 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class R5 | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class R5 | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class R5 | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class R5 | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class R5 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Investor Class | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Investor Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Investor Class | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Investor Class | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Investor Class | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Investor Class | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Investor Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Investor Class | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Investor Class | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Investor Class | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Investor Class | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Class Y | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class Y | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class Y | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class Y | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class Y | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class Y | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class Y | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class Y | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class Y | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class Y | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class Y | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Class R | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class R | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class R | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class R | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class R | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class R | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class R | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class R | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class R | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class R | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Class C | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class C | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class C | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class C | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class C | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class C | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class C | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class C | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class C | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class C | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class C | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Growth Fund Class A | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class A | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Small Cap Growth Fund Class A | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Small Cap Growth Fund Class A | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Small Cap Growth Fund Class A | TransMedics Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Small Cap Growth Fund Class A | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco Small Cap Growth Fund Class A | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
Invesco Small Cap Growth Fund Class A | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[1]
Invesco Small Cap Growth Fund Class A | TMX Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Small Cap Growth Fund Class A | Element Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[1]
Invesco Small Cap Growth Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Invesco Small Cap Growth Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Invesco Small Cap Growth Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco Small Cap Growth Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Invesco Small Cap Growth Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco Small Cap Growth Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco Small Cap Growth Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Small Cap Growth Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Growth Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco Small Cap Growth Fund Class A | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Select Risk: Moderately Conservative Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class S | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderately Conservative Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	58.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.97%
Invesco Select Risk: Moderately Conservative Investor Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.47%
Invesco Select Risk: Moderately Conservative Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.94%
Invesco Select Risk: Moderately Conservative Investor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.63%
Invesco Select Risk: Moderate Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class S | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: Moderate Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	38.25%
Invesco Select Risk: Moderate Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.72%
Invesco Select Risk: Moderate Investor Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.69%
Invesco Select Risk: Moderate Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
Invesco Select Risk: Moderate Investor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
Invesco Select Risk: High Growth Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: High Growth Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: High Growth Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: High Growth Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: High Growth Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: High Growth Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Invesco Select Risk: High Growth Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	56.73%
Invesco Select Risk: High Growth Investor Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.67%
Invesco Select Risk: High Growth Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.93%
Invesco Select Risk: High Growth Investor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.41%
Invesco Select Risk: Growth Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class S | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class S | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class S | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Growth Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.17%
Invesco Select Risk: Growth Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	49.09%
Invesco Select Risk: Growth Investor Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.98%
Invesco Select Risk: Growth Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Growth Investor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
Invesco Select Risk: Conservative Investor Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.77%
Invesco Select Risk: Conservative Investor Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.76%
Invesco Select Risk: Conservative Investor Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Conservative Investor Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Invesco Select Risk: Conservative Investor Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.77%
Invesco Select Risk: Conservative Investor Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.76%
Invesco Select Risk: Conservative Investor Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Conservative Investor Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Invesco Select Risk: Conservative Investor Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.77%
Invesco Select Risk: Conservative Investor Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.76%
Invesco Select Risk: Conservative Investor Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Conservative Investor Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Invesco Select Risk: Conservative Investor Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.77%
Invesco Select Risk: Conservative Investor Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.76%
Invesco Select Risk: Conservative Investor Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.97%
Invesco Select Risk: Conservative Investor Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Invesco Select Risk: Conservative Investor Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.77%
Invesco Select Risk: Conservative Investor Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.76%
Invesco Select Risk: Conservative Investor Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Select Risk: Conservative Investor Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
Invesco Select Risk: Conservative Investor Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	77.80%
Invesco Select Risk: Conservative Investor Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Invesco Select Risk: Conservative Investor Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco Select Risk: Conservative Investor Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Select Risk: Conservative Investor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000188964 [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188964 [Member] | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000188964 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
C000188964 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
C000188964 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
C000188964 [Member] | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
C000188964 [Member] | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Quality Income Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class R5 | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Invesco Quality Income Fund Class R5 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Invesco Quality Income Fund Class R5 | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Invesco Quality Income Fund Class R5 | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class R5 | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class R5 | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Quality Income Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class Y | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Invesco Quality Income Fund Class Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Invesco Quality Income Fund Class Y | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Invesco Quality Income Fund Class Y | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class Y | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class Y | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Quality Income Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class R | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Invesco Quality Income Fund Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Invesco Quality Income Fund Class R | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Invesco Quality Income Fund Class R | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class R | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class R | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Quality Income Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class C | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Invesco Quality Income Fund Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Invesco Quality Income Fund Class C | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Invesco Quality Income Fund Class C | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class C | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class C | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Quality Income Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco Quality Income Fund Class A | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
Invesco Quality Income Fund Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Invesco Quality Income Fund Class A | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Invesco Quality Income Fund Class A | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class A | Commercials Paper [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Invesco Quality Income Fund Class A | Security Types Each Less Than One Percent of Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco Main Street Small Cap Fund Class R6 | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class R6 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class R6 | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class R6 | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class R6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class R6 | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class R6 | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class R6 | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class R6 | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R6 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R6 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Small Cap Fund Class R5 | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class R5 | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class R5 | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class R5 | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class R5 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class R5 | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class R5 | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class R5 | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class R5 | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R5 | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R5 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Small Cap Fund Class Y | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class Y | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class Y | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class Y | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class Y | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class Y | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class Y | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class Y | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class Y | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class Y | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class Y | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Small Cap Fund Class R | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class R | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class R | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class R | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class R | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class R | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class R | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class R | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class R | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class R | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class R | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Small Cap Fund Class C | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class C | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class C | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class C | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class C | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class C | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class C | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class C | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class C | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class C | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Small Cap Fund Class A | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco Main Street Small Cap Fund Class A | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Main Street Small Cap Fund Class A | Atkore, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco Main Street Small Cap Fund Class A | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[1]
Invesco Main Street Small Cap Fund Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco Main Street Small Cap Fund Class A | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
Invesco Main Street Small Cap Fund Class A | KB Home [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco Main Street Small Cap Fund Class A | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco Main Street Small Cap Fund Class A | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Main Street Small Cap Fund Class A | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco Main Street Small Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Invesco Main Street Small Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco Main Street Small Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Invesco Main Street Small Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco Main Street Small Cap Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Invesco Main Street Small Cap Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Main Street Small Cap Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco Main Street Small Cap Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Main Street Small Cap Fund Class A | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Main Street Small Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco Main Street Mid Cap Fund Class R6 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R6 | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class R6 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Main Street Mid Cap Fund Class R5 | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R5 | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class R5 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Main Street Mid Cap Fund Class Y | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class Y | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class Y | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class Y | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class Y | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class Y | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class Y | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class Y | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class Y | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class Y | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class Y | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Main Street Mid Cap Fund Class R | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class R | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class R | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class R | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class R | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class R | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class R | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class R | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Main Street Mid Cap Fund Class C | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class C | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class C | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class C | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class C | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class C | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class C | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class C | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class C | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class C | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Main Street Mid Cap Fund Class A | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco Main Street Mid Cap Fund Class A | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class A | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco Main Street Mid Cap Fund Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco Main Street Mid Cap Fund Class A | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco Main Street Mid Cap Fund Class A | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class A | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco Main Street Mid Cap Fund Class A | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class A | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco Main Street Mid Cap Fund Class A | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco Main Street Mid Cap Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Main Street Mid Cap Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Invesco Main Street Mid Cap Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco Main Street Mid Cap Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco Main Street Mid Cap Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco Main Street Mid Cap Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Main Street Mid Cap Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco Main Street Mid Cap Fund Class A | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Main Street Mid Cap Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Main Street Mid Cap Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco International Diversified Fund Class R6 | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class R6 | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class R6 | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class R6 | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco International Diversified Fund Class R5 | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class R5 | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class R5 | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class R5 | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco International Diversified Fund Class Y | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class Y | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class Y | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class Y | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco International Diversified Fund Class R | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class R | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class R | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class R | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco International Diversified Fund Class C | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class C | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class C | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class C | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco International Diversified Fund Class A | Invesco International SmallMid Company Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.04%
Invesco International Diversified Fund Class A | Invesco Oppenheimer International Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.93%
Invesco International Diversified Fund Class A | Invesco EQV International Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.88%
Invesco International Diversified Fund Class A | Invesco Developing Markets Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.15%
Invesco Income Allocation Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
Invesco Income Allocation Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Invesco Income Allocation Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Invesco Income Allocation Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Income Allocation Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
Invesco Income Allocation Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
Invesco Income Allocation Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Invesco Income Allocation Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Invesco Income Allocation Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Income Allocation Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
Invesco Income Allocation Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
Invesco Income Allocation Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Invesco Income Allocation Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Invesco Income Allocation Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Income Allocation Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
Invesco Income Allocation Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
Invesco Income Allocation Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Invesco Income Allocation Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Invesco Income Allocation Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Income Allocation Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
INVESCO Income Allocation Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
INVESCO Income Allocation Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
INVESCO Income Allocation Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
INVESCO Income Allocation Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
INVESCO Income Allocation Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
Invesco Income Allocation Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	62.07%
Invesco Income Allocation Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.79%
Invesco Income Allocation Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.78%
Invesco Income Allocation Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Invesco Income Allocation Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
Invesco Income Advantage International Fund Class R6 | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund Class R6 | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund Class R6 | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund Class R6 | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund Class R6 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund Class R6 | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund Class R6 | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund Class R6 | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund Class R6 | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund Class R6 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class R6 | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Income Advantage International Fund CLASS R5 | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund CLASS R5 | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund CLASS R5 | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund CLASS R5 | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund CLASS R5 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund CLASS R5 | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund CLASS R5 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund CLASS R5 | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund CLASS R5 | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund CLASS R5 | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund CLASS R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund CLASS R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund CLASS R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund CLASS R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund CLASS R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund CLASS R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund CLASS R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund CLASS R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund CLASS R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund CLASS R5 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund CLASS R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund CLASS R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund CLASS R5 | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Income Advantage International Fund Class Y | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund Class Y | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund Class Y | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund Class Y | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund Class Y | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund Class Y | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund Class Y | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund Class Y | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund Class Y | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund Class Y | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class Y | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Income Advantage International Fund Class R | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund Class R | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund Class R | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund Class R | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund Class R | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund Class R | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund Class R | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund Class R | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund Class R | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund Class R | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class R | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Income Advantage International Fund Class C | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund Class C | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund Class C | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund Class C | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund Class C | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund Class C | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund Class C | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund Class C | Novp Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund Class C | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class C | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Income Advantage International Fund Class A | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[1]
Invesco Income Advantage International Fund Class A | Novo Nordisk AS Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Income Advantage International Fund Class A | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco Income Advantage International Fund Class A | Royal Bank of Canada MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[1]
Invesco Income Advantage International Fund Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Invesco Income Advantage International Fund Class A | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[1]
Invesco Income Advantage International Fund Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco Income Advantage International Fund Class A | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[1]
Invesco Income Advantage International Fund Class A | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[1]
Invesco Income Advantage International Fund Class A | UBS Group AG (MSCI EAFE Index) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[1]
Invesco Income Advantage International Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco Income Advantage International Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco Income Advantage International Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco Income Advantage International Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco Income Advantage International Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Invesco Income Advantage International Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Income Advantage International Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco Income Advantage International Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco Income Advantage International Fund Class A | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Invesco Income Advantage International Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco Income Advantage International Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Income Advantage International Fund Class A | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco Convertible Securities Fund Class R6 | Wells Fargo And Co Class A Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Convertible Securities Fund Class R6 | Bank of America Corp Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco Convertible Securities Fund Class R6 | Coinbase Global Inc Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco Convertible Securities Fund Class R6 | MicroStrategy, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Convertible Securities Fund Class R6 | Akamai Technologies, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund Class R6 | ON Semiconductor Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund Class R6 | Liberty Broadband Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco Convertible Securities Fund Class R6 | Duke Energy Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Convertible Securities Fund Class R6 | Jazz Investments I Ltd., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco Convertible Securities Fund Class R6 | Rivian Automotive, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Convertible Securities Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Invesco Convertible Securities Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco Convertible Securities Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco Convertible Securities Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco Convertible Securities Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco Convertible Securities Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Convertible Securities Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Convertible Securities Fund Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund Class R6 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Convertible Securities Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund Class R6 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Convertible Securities Fund Class R5 | Wells Fargo And Co Class A Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Convertible Securities Fund Class R5 | Bank of America Corp Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco Convertible Securities Fund Class R5 | Coinbase Global Inc Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco Convertible Securities Fund Class R5 | MicroStrategy, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Convertible Securities Fund Class R5 | Akamai Technologies, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund Class R5 | ON Semiconductor Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund Class R5 | Liberty Broadband Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco Convertible Securities Fund Class R5 | Duke Energy Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Convertible Securities Fund Class R5 | Jazz Investments I Ltd., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco Convertible Securities Fund Class R5 | Rivian Automotive, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Convertible Securities Fund Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Invesco Convertible Securities Fund Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco Convertible Securities Fund Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco Convertible Securities Fund Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco Convertible Securities Fund Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco Convertible Securities Fund Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Convertible Securities Fund Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Convertible Securities Fund Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund Class R5 | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Convertible Securities Fund Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund Class R5 | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Convertible Securities Fund Class Y | Wells Fargo And Co Class A Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Convertible Securities Fund Class Y | Bank of America Corp Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco Convertible Securities Fund Class Y | Coinbase Global Inc Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco Convertible Securities Fund Class Y | MicroStrategy, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Convertible Securities Fund Class Y | Akamai Technologies, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund Class Y | ON Semiconductor Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund Class Y | Liberty Broadband Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco Convertible Securities Fund Class Y | Duke Energy Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Convertible Securities Fund Class Y | Jazz Investments I Ltd., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco Convertible Securities Fund Class Y | Rivian Automotive, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Convertible Securities Fund Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Invesco Convertible Securities Fund Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco Convertible Securities Fund Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco Convertible Securities Fund Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco Convertible Securities Fund Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco Convertible Securities Fund Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Convertible Securities Fund Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Convertible Securities Fund Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund Class Y | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco Convertible Securities Fund Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund Class Y | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Convertible Securities Fund Class C | Wells Fargo And Co Class A Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Convertible Securities Fund Class C | Bank of America Corp Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco Convertible Securities Fund Class C | Coinbase Global Inc Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco Convertible Securities Fund Class C | MicroStrategy, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Convertible Securities Fund Class C | Akamai Technologies, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund Class C | ON Semiconductor Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund Class C | Liberty Broadband Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco Convertible Securities Fund Class C | Duke Energy Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Convertible Securities Fund Class C | Jazz Investments I Ltd., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco Convertible Securities Fund Class C | Rivian Automotive, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Convertible Securities Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Invesco Convertible Securities Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco Convertible Securities Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco Convertible Securities Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco Convertible Securities Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco Convertible Securities Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Convertible Securities Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Convertible Securities Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund Class C | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Convertible Securities Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund Class C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Convertible Securities Fund Class A | Wells Fargo And Co Class A Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Convertible Securities Fund Class A | Bank of America Corp Series L Conv Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco Convertible Securities Fund Class A | Coinbase Global Inc Conv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco Convertible Securities Fund Class A | MicroStrategy, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco Convertible Securities Fund Class A | Akamai Technologies, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco Convertible Securities Fund Class A | ON Semiconductor Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[1]
Invesco Convertible Securities Fund Class A | Liberty Broadband Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco Convertible Securities Fund Class A | Duke Energy Corp., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[1]
Invesco Convertible Securities Fund Class A | Jazz Investments I Ltd., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[1]
Invesco Convertible Securities Fund Class A | Rivian Automotive, Inc., Conv. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco Convertible Securities Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Invesco Convertible Securities Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco Convertible Securities Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Invesco Convertible Securities Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco Convertible Securities Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco Convertible Securities Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Convertible Securities Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Invesco Convertible Securities Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco Convertible Securities Fund Class A | Money Market Fund Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco Convertible Securities Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco Convertible Securities Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco Convertible Securities Fund Class A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Invesco Active Allocation Fund Class R6 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.16%
Invesco Active Allocation Fund Class R6 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.87%
Invesco Active Allocation Fund Class R6 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.12%
Invesco Active Allocation Fund Class R6 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
Invesco Active Allocation Fund Class R6 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
Invesco Active Allocation Fund Class R5 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Invesco Active Allocation Fund Class R5 | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Invesco Active Allocation Fund Class R5 | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
Invesco Active Allocation Fund Class R5 | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Invesco Active Allocation Fund Class R5 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco Active Allocation Fund Class Y | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Invesco Active Allocation Fund Class Y | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Invesco Active Allocation Fund Class Y | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
Invesco Active Allocation Fund Class Y | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Invesco Active Allocation Fund Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco Active Allocation Fund Class R | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Invesco Active Allocation Fund Class R | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Invesco Active Allocation Fund Class R | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
Invesco Active Allocation Fund Class R | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Invesco Active Allocation Fund Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco Active Allocation Fund Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Invesco Active Allocation Fund Class C | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Invesco Active Allocation Fund Class C | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
Invesco Active Allocation Fund Class C | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco Active Allocation Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco Active Allocation Fund Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	23.13%
Invesco Active Allocation Fund Class A | Domestic Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	48.80%
Invesco Active Allocation Fund Class A | Foreign Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
Invesco Active Allocation Fund Class A | Alternative Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
Invesco Active Allocation Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%

[1]	Excluding money market fund holdings, if any.